Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 2,410
Ending Balance	2,365	£ 2,410
Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	7,169	6,168
Additions	506	1,001
Disposals	(234)
Ending Balance	7,441	7,169
Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(4,759)	(1,415)
Charge for the year	239	535
Disposals	214
Impairment	292	2,809
Ending Balance	(5,076)	(4,759)
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,345
Impairment	300	2,800
Ending Balance	2,364	2,345
Patents [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	6,784	5,785
Additions	506	999
Ending Balance	7,290	6,784
Patents [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(4,439)	(1,189)
Charge for the year	195	441
Impairment	292	2,809
Ending Balance	(4,926)	(4,439)
Computer software [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	65
Ending Balance	1	65
Computer software [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	385	383
Additions		2
Disposals	(234)
Ending Balance	151	385
Computer software [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(320)	(226)
Charge for the year	44	94
Disposals	214
Ending Balance	£ (150)	£ (320)